Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events

 23. Subsequent Events

The Company has determined, for recognition or disclosure in these financial statements, the following material subsequent events.

2021 Convertible Debts, conversion into Common Shares

From January 1, 2022, to the date of this prospectus, the Note holder converted $8.9 million (of which $8.5 million as principal) of the Convertible Notes into 3,149,657 Class A Common Shares.

Promissory Note – Related Party transaction

On March 21, 2022, the Company entered into an unsecured Promissory Note with Salvatore Palella (CEO and founder) for cumulative proceeds of $275. The Loan Note does not bear interest and is payable within April 30, 2022.

Lease agreement

The Company entered into a lease agreement for 2,950 eScooter with an Italian bank in June 2021. This agreement became effective on March 1, 2022, following the delivery of the vehicles.

The agreement has duration 12 months, and the Company shall pay the leasing fee on a monthly basis for a cumulative amount of Euro 2,424 (about $2,691).